CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and Cash Equivalents, at Carrying Value		$ 118,734
Total current assets		827,134
Total assets		830,791
Current liabilities:
Accounts payable and accrued expenses		1,824,408
Advances from related parties		$ 338,506
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Total current liabilities		$ 4,243,438
Total liabilities		4,243,438
Commitments and contingencies (Note 4)
Stockholders' deficit
Common stock, value issued		464
Additional paid in capital		6,027,153
Accumulated deficit		(9,114,985)
Total liabilities and stockholders' equity (deficit)		830,791
Digital Health Acquisition Corp.
Current assets:
Cash and Cash Equivalents, at Carrying Value		1,863	$ 106,998
Total current assets		1,863	106,998
Investments held in Trust Account		1,368,637	7,527,369
Total assets		1,370,500	7,634,367
Current liabilities:
Accounts payable and accrued expenses		3,303,836	1,886,312
Excise tax payable		72,396
Income taxes payable		187,225	187,225
Advances from related parties		$ 117,871	$ 43,900
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Accrued interest included within accounts payable and accrued liabilities		$ 23,964
Promissory Note - related party		926,500	$ 350,000
PIPE Forward Contract			170,666
Deferred underwriting fee payable		4,370,000	4,370,000
Total liabilities		12,354,400	7,665,614
Commitments and contingencies (Note 4)
Common stock subject to possible redemption, $0.0001 par value; 114,966 shares issued and outstanding at redemption value of $11.15 per share as of March 31, 2024 and December 31, 2023		1,281,957	7,395,349
Stockholders' deficit
Common stock, value issued		350	347
Additional paid in capital		550,246	292,973
Accumulated deficit		(12,816,453)	(7,719,916)
Total stockholders' deficit		(12,265,857)	(7,426,596)
Total liabilities and stockholders' equity (deficit)		1,370,500	7,634,367
Promissory note - M2B | Digital Health Acquisition Corp.
Current liabilities:
Note payable, net of discount		167,958
Exchange Note | Digital Health Acquisition Corp.
Current liabilities:
Note payable, net of discount		2,621,558
Extension Notes | Digital Health Acquisition Corp.
Current liabilities:
Note payable, net of discount		233,774
Bifurcated Derivative		22,872
Total current liabilities		7,984,400	3,295,614
ELOC | Digital Health Acquisition Corp.
Current liabilities:
Line of credit		$ 203,720
Bridge Notes | Digital Health Acquisition Corp.
Current liabilities:
Bridge Note, net of discount			292,800
Bifurcated Derivative			364,711
PIPE Forward Contract			$ 170,666